Nature of Operations and Principles of Consolidation	12 Months Ended
Aug. 26, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations and Principles of Consolidation
Nature of Operations and Principles of Consolidation

Conyers Park Acquisition Corp (“Conyers Park”) was formed on April 20, 2016, as a special purpose acquisition company ("SPAC") for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses.

The Simply Good Foods Company ("Simply Good Foods”), was formed by Conyers Park on March 30, 2017. On April 10, 2017, Conyers Park and NCP-ATK Holdings, Inc. (“Atkins”) announced that they entered into a definitive agreement (the "Merger Agreement"). On July 7, 2017, (the "Closing Date"), pursuant to the Merger Agreement, Conyers Park merged into Simply Good Foods which acquired Atkins. As a result, both entities became wholly-owned subsidiaries of Simply Good Foods. Simply Good Foods was listed on the NASDAQ stock exchange under the symbol “SMPL” upon the consummation of the transaction (the “Business Combination”). Atkins was formerly owned by Roark Capital Management, LLC (“Roark”).

The Business Combination resulted in Conyers Park controlling the board of directors of the combined entity. As a result, for accounting purposes, Simply Good Foods is the Business Combination acquirer and the accounting "successor" while Atkins is the acquiree and accounting "predecessor". Our financial statement presentation includes the financial statements of Atkins as “predecessor” for all periods prior to the Closing Date and of Simply Good Foods, including the consolidation of Atkins, for periods after the Closing Date. For convenience supplemental 52-week pro forma combined fiscal information is included within “Item 7. Management's Discussion and Analysis of Financial Condition and Results of Operations” that gives effect to the Business Combination as if such transaction had been consummated on August 28, 2016. References to information provided for 2017 on a pro forma combined basis refer to such supplemental pro forma financial information. See Note 3. Business Combinations, for a detailed discussion of the Business Combination.

Unless the context otherwise requires, “we,” “us,” “our” and the “Company” refer, for periods prior to the completion of the Business Combination, to Atkins and its subsidiaries, and, for periods upon or after the completion of the Business Combination, to Simply Good Foods and its subsidiaries.

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All material intercompany accounts and transactions have been eliminated in the consolidated financial statements. The consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).
The Company maintains its accounting records on a 52/53-week year.

During 2015, Atkins changed its fiscal year-end to the last Saturday in August. As a result of the Business Combination and the change in fiscal year, the financial information presented within the financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) including Regulation S-X. The accompanying financial statements include consolidated balance sheet information for the successor period ending August 26, 2017 and predecessor period ending August 27, 2016. The remaining financial statements include the successor period from July 7, 2017 through August 26, 2017, the predecessor period from August 28, 2016 through July 6, 2017, the 52-week period ended August 27, 2016, the 35-week period ended August 29, 2015, and the 52-week period ended December 27, 2014.

Description of Business

Simply Good Foods operates in the healthy snacking category. The Atkins brand approach focuses on a healthy eating approach with reduced levels of refined carbohydrates and refined sugars and encourages the consumption of lean protein, fiber, fruits, vegetables, and good fats. The Company sells a variety of nutrition bars, shakes, and frozen meals designed around the nutrition principles of the Atkins eating approach.

The Company has experienced in the past, and expects to continue to experience, seasonal fluctuations in sales as a result of consumer spending patterns. Historically, sales have been greatest in the first calendar quarter as the Company sells product to retail locations, which sell to consumers in the second fiscal quarter, primarily driven by the post-holiday diet season. The Company has also seen minimal seasonality with the summer diet season and back to school shopping in the third and fourth fiscal quarters, respectively. The period of the lowest sales has historically been the fourth fiscal quarter. The Company believes these consumer spending patterns are driven primarily by the predisposition of consumers to adjust their approach to nutrition at certain times of the year as well as the timing of the Company’s advertising linked with key customer promotion windows.

Licensing of the Frozen Meals

On September 1, 2016, the agreement with Bellisio Foods to license Atkins’ frozen meals resulting in royalty income became effective. Royalty income is recorded in net sales for the successor period from July 7, 2017 through August 26, 2017 and for the predecessor period from August 28, 2016 through July 6, 2017. In prior periods, frozen sales and related profitability was included in net sales and operating income. For a further discussion of this agreement, see Note 17. Significant Agreement, in the notes to the Financial Statements.